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                               DAVIS SERIES, INC.
                          SUPPLEMENT DATED MAY 17, 2002
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002

The following information supplements the information contained in the section of the statement of additional information entitled "Directors":

Marsha Williams also serves as a director for Modine Manufacturing, Inc. and Chicago Bridge & Iron Company, M.V.